JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”) listed on

Appendix A hereto

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amended No. 524 (Amended No. 525 under the Investment Company Act of 1940) filed electronically on October 31, 2017.

If you have any questions, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

November 6, 2017	JPMorgan Trust I

Appendix A

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund